Unaudited Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 14, 2021	Jun. 30, 2021
Shareholders’ Equity
Ordinary shares, par value (in dollars per share)	$ 0.1	$ 0.10	$ 0.10	$ 0.05
Authorized shares (in shares)	180,000,000		180,000,000
Common stock, shares issued (in shares)	152,901,508		137,218,175		137,218,175
Common stock, shares outstanding (in shares)	152,495,175		136,811,842